Derivatives (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Interest rate contracts – Swaps	$ 16,476	$ 19,808
Interest rate contracts – Futures		158
Foreign currency exchange rate contracts – Futures	288	61
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	20,994	4,772
Exchange rate contracts – Swaps	4,444
Equity - Total Return Swap (TRS)	4,009
Warrants	18,898	23,665
Call Options	15,639	27,000
Total assets	80,748	75,464
Liabilities
Equity - Total Return Swap (TRS)	2,747	13,582
Interest rate contracts – Swaps		78
Interest rate contracts – Futures	5
Foreign currency exchange rate contracts – Futures	17,421	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	2,081	16,169
Exchange rate contracts – Swaps	43,715
Total liabilities	65,969	32,329
Not later than one year [member]
Assets
Interest rate contracts – Swaps	3,028	17,010
Interest rate contracts – Futures		158
Foreign currency exchange rate contracts – Futures	288	61
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	20,994	4,772
Exchange rate contracts – Swaps	4,444
Equity - Total Return Swap (TRS)	4,009
Warrants
Call Options	15,639
Total assets	48,402	22,001
Liabilities
Equity - Total Return Swap (TRS)	2,436	13,020
Interest rate contracts – Swaps		78
Interest rate contracts – Futures	5
Foreign currency exchange rate contracts – Futures	17,421	2,500
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	2,081	16,169
Exchange rate contracts – Swaps	27,425
Total liabilities	49,368	31,767
Later than one year [member]
Assets
Interest rate contracts – Swaps	13,448	2,798
Interest rate contracts – Futures
Foreign currency exchange rate contracts – Futures
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Exchange rate contracts – Swaps
Equity - Total Return Swap (TRS)
Warrants	18,898	23,665
Call Options		27,000
Total assets	32,346	53,463
Liabilities
Equity - Total Return Swap (TRS)	311	562
Interest rate contracts – Swaps
Interest rate contracts – Futures
Foreign currency exchange rate contracts – Futures
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Exchange rate contracts – Swaps	16,290
Total liabilities	$ 16,601	$ 562